Accounts Receivable Factoring	9 Months Ended
Sep. 30, 2021
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE FACTORING

Note 13 – ACCOUNTS RECEIVABLE FACTORING

On July 29, 2021, the Company entered into an accounts receivable factoring agreement (the “Factoring Agreement”) with an unrelated third-party financial institution. The Factoring Agreement allows for up to RMB10 million in advances, which are collateralized by assigned eligible accounts receivable and are subject to funds usage, no discount, and other fees, as well as service charges. The Factoring Agreement has a scheduled term of 160 days and is subject to automatic one year extension unless written notice of intention to terminate is obtained from the Company or unapproved by both parties. The current Factoring Agreement has a maturity date on January 9, 2022. The annual interest rate of factoring is 5.60%. Based on these implicated facts, the Company determined that the Factoring Agreement is accounted for a non-recourse factoring arrangement with a secured debt of collateral of accounts receivable known as secured loan financing. The factoring expense equals to 0.5% of factoring amount, which is $7,726 (RMB50,000) and has been included in the consolidated statement of operations.

The Company has continuing involvement with the assigned accounts receivable as it services to collect the receivables and is required to repurchase any assigned accounts receivable that have been deemed uncollectible, that are in dispute, meet other criteria pursuant to the Factoring Agreement, or upon the occurrence of an event of default, as defined in the Factoring Agreement. At September 30, 2021, assigned accounts receivable is $1,541,925 (RMB10,000,000) in the consolidated balance sheet. The total interest of $14,903 (RMB 96,444) accrued and $12,740 (RMB 82,444) paid under the Factoring Agreement for the nine months ended September 30, 2021. The balance of unpaid accrued interest of $2,159 (RMB 14,000) has been included in accrued expenses in the consolidated balance sheet.